Related party transactions - Key management personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of transactions between related parties [abstract]
Short-term compensation	$ 2,688	$ 2,671
Termination benefits	310	225
Share-based compensation	2,070	2,452
Total	$ 5,068	$ 5,348